Cover	Aug. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-38654
Entity Registrant Name	QVC GROUP, INC.
Entity Central Index Key	0001254699
Entity Tax Identification Number	23-2414041
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1200 Wilson Drive
Entity Address, City or Town	West Chester
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19380
City Area Code	484
Local Phone Number	701-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	QVCG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	QVC, Inc.